Commitments and contingencies - Commitments (Details) € in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Nov. 29, 2014 aircraft	Apr. 30, 2018 aircraft	Sep. 30, 2014 aircraft	Mar. 31, 2020 USD ($) aircraft	Mar. 31, 2020 $ / €	Mar. 31, 2020 € / $	Mar. 31, 2020 € / £	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 € / $	Mar. 31, 2019 € / £	Mar. 31, 2018 € / $	Mar. 31, 2018 € / £
Commitments and contingencies
Aircraft standard list price | $				$ 103.0
Exchange rate					1.0956	1.1029	0.8883		1.1217	0.8606	1.2321	0.8756
Contract 2014
Commitments and contingencies
Purchase Obligations | €								€ 5,116
Contract 2014 | Less than one year
Commitments and contingencies
Purchase Obligations | €								2,196
Contract 2014 | Later than one year and not later than two years
Commitments and contingencies
Purchase Obligations | €								1,465
Contract 2014 | Later than two years and not later than five years [member]
Commitments and contingencies
Purchase Obligations | €								€ 1,456
Entering into significant commitments or contingent liabilities | Contract 2014
Commitments and contingencies
The number of additional aircraft agreed to purchase	10
Number of aircraft, firm order		135	100
Number of aircraft subject to option		75	100
Number of aircrafts converted in to firm order		25
Period prior to delivery of aircraft				2 years
Entering into significant commitments or contingent liabilities | Contract 2014 | Less than one year
Commitments and contingencies
Number of firm aircraft deliveries commitments				48
Entering into significant commitments or contingent liabilities | Contract 2014 | Later than one year and not later than two years
Commitments and contingencies
Number of firm aircraft deliveries commitments				45
Entering into significant commitments or contingent liabilities | Contract 2014 | Later than two years and not later than five years [member]
Commitments and contingencies
Number of firm aircraft deliveries commitments				42
Entering into significant commitments or contingent liabilities | Maximum | Contract 2014
Commitments and contingencies
Number of aircraft agreed to purchase	210		200